Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Borrowings under Credit Agreement

At March 31, 2020 and December 31, 2019, total borrowings under the New Credit Agreement consisted of the following, respectively:

	March 31, 2020	December 31, 2019
Non-current indebtedness:
Term Loan	$253,375,000	$208,937,500
Revolving Credit Facility	—	10,000,000

Total borrowings under credit facility(1)	253,375,000	218,937,500
Less: Current maturities of long-term debt (2)	5,502,000	5,500,000
Less: Long-term loan debt issuance cost (3)	6,917,640	5,494,795

Total non-current borrowings	$240,955,360	$207,942,705

(1)	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 4.95% and 5.26% at March 31, 2020 and December 31, 2019, respectively
(2)

Pursuant to the terms of the New Credit Agreement, the Company is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the “Term Loans”).

(3)

The Successor incurred $0.3 million of interest expense for the amortization of deferred debt issuance costs for the three months ended March 31, 2020. The Predecessor incurred $0.1 million for the three months ended March 31, 2019.

At December 31, 2019 and December 31, 2018, total borrowings under the New Credit Agreement and Prior Credit Agreement consisted of the following, respectively:

	December 31, 2019	December 31, 2018
	Successor	Predecessor
Non-current indebtedness:
Term Loan	$168,937,500	$63,750,000
Delayed Draw Term Loan	40,000,000	28,500,000
Revolving Credit Facility	10,000,000	3,500,000

Total borrowings under credit facility(1)	218,937,500	95,750,000
Less: Current maturities of long-term debt (2)	5,500,000	4,900,000
Less: Long-term loan debt issuance cost (3)	5,494,795	1,534,796

Total non-current borrowings	$207,942,705	$89,315,204

(1)

The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 5.26% and 5.77% at December 31, 2019 (Successor) and December 31, 2018 (Predecessor), respectively

(2)

Pursuant to the terms of the New Credit Agreement, the Successor is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the “Term Loans”). Under the Prior Credit Agreement, the Predecessor was required to make quarterly principal payments equal to 1.25% of the initial principal amount of the Term Loans.

(3)

The Successor incurred $0.6 million of interest expense for the amortization of deferred debt issuance costs from the Closing through December 31, 2019. The Predecessor incurred $0.2 million for the period January 1, 2019 to July 10, 2019.

Summary of Principal Maturities of Long-term Debt

Following is a summary of principal maturities of long-term debt for each of the next five years ending December 31 and in the aggregate:

2020	$4,126,500
2021	8,251,000
2022	14,875,000
2023	18,750,000
2024	17,625,000
2025	189,747,500

$253,375,000

Following is a summary of principal maturities of the term loan for each of the next five years ending December 31 and in the aggregate:

2020	$5,500,000
2021	7,875,000
2022	13,125,000
2023	15,750,000
2024	166,687,500

$208,937,500